Cash Distributions and Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2020
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit - Percentage Interest in Distributions

There is incentive distribution rights held by the General Partner, which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

Cash Distributions and Earnings per Unit

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended		Six Month Period Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Net loss	$(14,641)	$(6,523)	$(25,365)	$(16,046)
Loss attributable to:
Common unit holders	(14,349)	(6,394)	(24,860)	(15,729)
Weighted average units outstanding (basic and diluted)
Common unit holders	10,847,487	10,774,452	10,846,405	10,898,658
Loss per unit (basic and diluted):
Common unit holders	$(1.32)	$(0.59)	$(2.29)	$(1.44)

Earnings per unit — distributed (basic and diluted):
Common unit holders	$0.05	$0.30	$0.35	$0.60
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(1.37)	$(0.89)	$(2.64)	$(2.04)